Other Expense (Income), Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Expense (Income), Net

Other expense (income), net consists of:

	2014	2013	2012
North America [a]
Impairment of long-lived assets	$18	$23	$2
Re-measurement gain of STT	—	—	(35)

	18	23	(33)

Europe [b]
Restructuring charges	46	89	55
Impairment of long-lived assets	—	—	23

	46	89	78

Rest of World [c]
Impairment of long-lived assets	—	10	—
Impairment of goodwill	—	22	—

	—	32	—

Corporate [d]
Re-measurement gain of E-Car	—	—	(153)

	—	—	(153)

	$64	$144	$(108)

[a]	North America

For the year ended December 31, 2014

In conjunction with its annual business planning cycle, during the fourth quarter of 2014, the Company recorded long-lived asset impairment charges of $18 million [$12 million after tax] in North America related to fixed assets at an interior systems facility in the United States.

For the year ended December 31, 2013

During 2013, the Company recorded long-lived asset impairment charges of $23 million [$11 million after tax and non-controlling interests] in North America related to battery research equipment in Canada.

For the year ended December 31, 2012

During 2012 the Company recorded long-lived asset impairment charges of $2 million [$1 million after tax] in North America related to specific fixed assets at a metal fabricating facility in the United States.

On October 26, 2012, the Company acquired the remaining 50% interest in STT Technologies Inc. [“STT”] for cash consideration of $55 million. STT is a manufacturer of automotive pumps with operations in Canada and Mexico. Prior to the acquisition, the Company accounted for this investment using the equity method of accounting.

The incremental investment in STT was accounted for under the business acquisition method of accounting as a step acquisition which required that Magna re-measure its pre-existing investment in STT at fair value and recognize any gain or loss in income. The estimated fair value of Magna’s investment immediately before the closing date was $55 million, which resulted in the recognition of a non-cash gain of $35 million [$35 million after tax].

[b]	Europe

For the year ended December 31, 2014

During 2014, the Company recorded net restructuring charges of $46 million [$41 million after tax] in Europe at its exterior and interior systems operations.

For the year ended December 31, 2013

During 2013, the Company recorded net restructuring charges of $89 million [$64 million after tax] in Europe at its exterior and interior systems operations related primarily to the closure of a facility in Belgium.

For the year ended December 31, 2012

During 2012, the Company recorded restructuring charges of $55 million [$53 million after tax] in Europe primarily at its exterior and interior systems and complete vehicle and engineering services operations.

During the fourth quarter of 2012, the Company recorded long-lived asset impairment charges of $23 million [$22 million after tax] primarily related to exterior and interior systems facilities.

[c]	Rest of World

For the year ended December 31, 2013

During 2013, the Company recorded long-lived asset impairment charges of $10 million [$10 million after tax], related primarily to fixed assets at the Company’s Seating operations in South America.

In addition, during 2013 the Company recorded goodwill impairment charges of $22 million [$22 million after tax] related to the Company’s metal stamping operations.

[d]	Corporate

For the year ended December 31, 2012

On August 31, 2012, the Company acquired the controlling 27% interest in the Magna E-Car Systems L.P. [“E-Car”] partnership from a company affiliated with the Stronach Group for cash consideration of $75 million.

Prior to the acquisition, the Company held the remaining 73% non-controlling interest in E-Car and accounted for this investment using the equity method of accounting. The incremental investment in E-Car was accounted for under the business acquisition method of accounting as a step acquisition which required that Magna re-measure its pre-existing investment in E-Car at fair value and recognize any gain or loss in income. The estimated fair value of Magna’s partnership interest immediately before the closing date was $205 million, which resulted in the recognition of a non-cash gain of $153 million [$125 million after tax].